Intangible Assets, Net - Future Amortization Expense (Details) $ in Millions	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 24
2024	14
2025	6
2026	2
2027	2
2028	4
Finite-lived intangible assets, net carrying amount	$ 52